Document And Entity Information	Dec. 19, 2023
Document Information [Line Items]
Entity, Registrant Name	FIRST GUARANTY BANCSHARES, INC.
Document, Type	8-K
Document, Period End Date	Dec. 19, 2023
Entity, Incorporation, State or Country Code	LA
Entity, File Number	001-37621
Entity, Tax Identification Number	26-0513559
Entity, Address, Address Line One	400 East Thomas Street
Entity, Address, City or Town	Hammond
Entity, Address, State or Province	LA
Entity, Address, Postal Zip Code	70401
City Area Code	985
Local Phone Number	345-7685
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001408534
CommonStock1ParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	FGBI
Security Exchange Name	NASDAQ
DepositarySharesEachRepresentingA140thInterestInAShareOf675SeriesAFixedrateNoncumulativePerpetualPreferredStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of 6.75% Series A Fixed-Rate Non-Cumulative perpetual preferred stock)
Trading Symbol	FGBIP
Security Exchange Name	NASDAQ